Financial Liabilities at Fair Value Through Profit or Loss - Summary of Designated as at Fair Value Through Profit or Loss by Type (Detail) - EUR (€) € in Millions	Dec. 31, 2019		Dec. 31, 2018
Disclosure of fair value measurement of liabilities [line items]
Designated as at fair value through profit or loss by type	€ 47,684	[1]	€ 59,179
Funds entrusted [member]
Disclosure of fair value measurement of liabilities [line items]
Designated as at fair value through profit or loss by type	39,386		50,650
Subordinated liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Designated as at fair value through profit or loss by type	246		313
Debt securities [member]
Disclosure of fair value measurement of liabilities [line items]
Designated as at fair value through profit or loss by type	€ 8,053		€ 8,216

[1]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.